COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
23. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into various operating lease agreements principally for its office spaces in Mainland China and the United States expiring in various dates through 2017 to 2021. Rental expenses under operating leases for the years ended December 31, 2014, 2015 and 2016 were US$4,449 US$6,236, and US$5,390 respectively.

The future obligations for operating leases as of December 31, 2016 are as follows:

Amount
US$
For the year ending
2017	3,837
2018	2,320
2019	1,870
2020	1,262
2021	839
Total minimum payment required	10,128

Contingencies

On October 25, 2013, a putative shareholder class action lawsuit against the Company, Kostuk v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 12712 (D. Mass.), was filed in the United States District Court for the District of Massachusetts. Shortly thereafter, six more putative shareholder class action suits against the Company and certain current and former directors and officers of the Company were filed in the United States District Court for the Southern District of New York: Ho v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7608 (S.D.N.Y.) (filed on October 28, 2013); Ghauri v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7637 (S.D.N.Y.) (filed on October 29, 2013); Pang v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7685 (S.D.N.Y.) (filed on October 30, 2013); Hiller v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7713 (S.D.N.Y.) (filed on October 30, 2013); Gangaramani v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 7858. (S.D.N.Y.) (filed on November 5, 2013); Martin v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 8125 (S.D.N.Y.) (filed on November 14, 2013). On December 2, 2013, another putative shareholder class action suit against the Company and certain current and former directors and officers of the Company, Hsieh v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 1048 (E.D. Tex.), was filed in the United States District Court for the Eastern District of Texas. On January 6, 2014, Kostuk v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 12712 (D. Mass.), was voluntarily dismissed by the plaintiff. On April 9, 2014, the United States District Court for the Southern District of New York consolidated the six putative shareholder class action suits filed in that court under the caption, In re NQ Mobile, Inc. Securities Litigation, Civil Action No. 13 CIV 7608 (S.D.N.Y.) (“In re NQ Mobile, Inc. Securities Litigation”), and appointed a lead plaintiff. On May 13, 2014, Hsieh v. NQ Mobile, Inc., et al., Civil Action No. 13 CIV 1048 (E.D. Tex.), was transferred from the U.S. District Court for the Eastern District of Texas to the U.S. District Court for the Southern District of New York and was accepted by the Southern District of New York as related to the consolidated putative shareholder class action, In re NQ Mobile, Inc. Securities Litigation.

On July 21, 2014, the lead plaintiff in In re NQ Mobile, Inc. Securities Litigation filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) against the Company, former co-chief executive officer Henry Yu Lin, former co-chief executive officer Omar Sharif Khan, chief operating officer and acting chief financial officer Vincent Wenyong Shi, former chief financial officer Suhai Ji, former chief financial officer Kian Bin Teo (collectively the “NQ Defendants”), and the Company’s former auditors PricewaterhouseCoopers ZhongTian LLP and its affiliate, PricewaterhouseCoopers International Limited. Similar to the previously filed complaints, the Consolidated Complaint alleges that various press releases, financial statements and other related disclosures made by the Company during the alleged class period contained material misstatements and omissions, in violation of the federal securities laws, and that such press releases, financial statements and other related disclosures artificially inflated the value of the Company’s ADSs. The Consolidated Complaint states that the lead plaintiff seeks to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company’s ADSs from March 6, 2013 to July 3, 2014, and, similar to previous complaints filed in the putative class actions, alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, 15 U.S.C. §§ 78(b) and 78t(a), and Rule 10b-5 promulgated thereunder, 17 C.F.R. § 240.10b-5 (2013).

On March 3, 2015, the Company notified the court that the lead plaintiff and the NQ Defendants had reached an agreement in principle to settle the claims against the NQ Defendants for $5.1 million, subject to court approval.

On November 17, 2015, the court preliminarily approved the proposed settlement. On March 11, 2016, after holding a settlement fairness hearing, the court approved the proposed settlement and issued a final order and judgment approving the settlement and dismissing the case with prejudice. This settlement will not have a material impact on the Company’s financial statements as the settlement amount, except for applicable deductibles, is covered by insurance.

On August 14, 2015, a putative shareholder class action lawsuit, Finocchiaro v. NQ Mobile, Inc., et al., Civil Action No. 15 CIV 06385 (S.D.N.Y.), was filed in the United States District Court for the Southern District of New York against the company and certain of former and current officers. On September 3, 2015, plaintiffs filed a First Amended Complaint. On November 20, 2015, plaintiffs filed a Second Amended Complaint against the Company, the former co-chief executive officer Omar Sharif Khan and vice president of capital markets Matthew Mathison. The Second Amended Complaint alleges that various press releases and other disclosures made by the Company during the alleged class period contained material misstatements and omissions, in violation of the federal securities laws, and artificially inflated the value of the Company’s ADSs. The Second Amended Complaint states that the plaintiffs seek to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company’s ADSs from November 1, 2013 to May 15, 2015, and alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, 15 U.S.C. §§ 78(b) and 78t(a), and Rule 10b-5 promulgated thereunder, 17 C.F.R. § 240.10b-5.

On January 19, 2016, the Company, Khan and Mathison submitted a letter to the court pursuant to the presiding judge’s individual practices to identify the bases for our anticipated motions to dismiss, or alternatively, to strike the Second Amended Complaint, and to request a pre-motion conference. On January 20, 2016, Khan submitted a supplemental letter to the court. On January 26, 2016, plaintiffs submitted a letter to the court responding to the letters submitted by the Company, Mathison and Khan, in which plaintiffs sought leave to amend the Second Amended Complaint. On February 16, 2016, the court issued a ruling that plaintiffs should promptly file, if they can consistent with Federal Rule of Civil Procedure 11, a Third Amended Complaint and then comply with the notice and lead plaintiff provisions of the Private Securities Litigation Reform Act. On March 3, 2016, plaintiffs filed a Third Amended Complaint.

On May 27, 2016, Daniel Finocchiaro filed a motion to appoint himself to serve as lead plaintiff and approve his selection of lead counsel. On June 10, 2016, the Company and individual defendants submitted a letter to the court to identify the bases for defendants’ opposition to Daniel Finocchiaro’s motion for appointment as lead plaintiff and approval of selection of lead counsel. On December 1, 2016, the court denied Finocchiaro’s motion for appointment as lead plaintiff and approval of selection of lead counsel, but allowed for other plaintiffs to move for appointment as lead plaintiff and seek appointment of lead counsel, if they choose to do so. On January 30, 2017, Julien Bourdaillet filed a motion for appointment as lead plaintiff, which remains pending before the court. The action remains in its preliminary stages. The Company believes the case is without merit and intend to defend the action vigorously.

In October 2013, Beijing NQ Technology Co., Ltd. filed an application to Beijing No. 1 Intermediate People’s Court against Muddy Waters LLC, which issued reports containing various allegations against the Company. The Company withdraw the application in September 2015.

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. Such an estimate cannot be made for pending legal proceedings. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.